CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD. - Narrative (Details)	12 Months Ended
Dec. 31, 2025
Condensed Financial Statements, Captions [Line Items]
Percentage of restricted net assets of consolidated net assets	25.00%
Kyivstar Group Ltd.
Condensed Financial Statements, Captions [Line Items]
Restricted net assets of consolidated subsidiaries as percentage of consolidated net assets	104.00%